Document and Entity Information	3 Months Ended
Mar. 31, 2025
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	IHS Holding Ltd
Entity Central Index Key	0001876183
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Amendment Flag	false